Fund Summary
Investment Objectives
Morgan Stanley Flexible Income Trust seeks a high level of
current income as its primary investment objective.

As a secondary objective,
the Fund seeks to maximize total return but only to the extent consistent with its primary objective.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class
Arrangements" section beginning on page 28 of this Prospectus and in the
"Purchase, Redemption and Pricing of Shares" section beginning on page 56 of the
Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Flexible Income Trust	Morgan Stanley Flexible Income Trust - A		Morgan Stanley Flexible Income Trust - B		Morgan Stanley Flexible Income Trust - C		Morgan Stanley Flexible Income Trust - I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	1.00%	[3]	none
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley Flexible Income Trust	Morgan Stanley Flexible Income Trust - A	Morgan Stanley Flexible Income Trust - B	Morgan Stanley Flexible Income Trust - C	Morgan Stanley Flexible Income Trust - I
Advisory fee	0.32%	0.32%	0.32%	0.32%
Distribution and service (12b-1) fees	0.25%	0.85%	0.85%	none
Other expenses	0.87%	0.87%	0.87%	0.87%
Total annual Fund operating expenses	1.44%	2.04%	2.04%	1.19%

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley Flexible Income Trust (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Morgan Stanley Flexible Income Trust - A	565	861	1,178	2,076
Morgan Stanley Flexible Income Trust - B	707	940	1,298	2,215
Morgan Stanley Flexible Income Trust - C	307	640	1,098	2,369
Morgan Stanley Flexible Income Trust - I	121	378	654	1,443

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley Flexible Income Trust (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Morgan Stanley Flexible Income Trust - A	565	861	1,178	2,076
Morgan Stanley Flexible Income Trust - B	207	640	1,098	2,215
Morgan Stanley Flexible Income Trust - C	207	640	1,098	2,369
Morgan Stanley Flexible Income Trust - I	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Fund's "Investment Adviser," Morgan
Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs")
and stripped mortgage-backed securities ("SMBS"). Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO.
SMBS are derivative multi-class mortgage securities. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class).

The Fund's investments in high yield securities, commonly known as "junk bonds,"
not including emerging market securities as set forth below, may not exceed 65%
of its net assets. The securities in this group may include "Rule 144A"
securities, which are subject to resale restrictions. The Fund does not have any minimum quality rating standard for this group of investments. Thus, the Fund may invest in fixed-income securities that may already be in default on payment of interest or principal.

The Fund may invest up to 65% of its net assets in debt securities of companies, foreign governments or supranational organizations or any of their instrumentalities located in emerging market or developing countries. These securities may be rated below investment grade and may be considered high yield securities. The Fund may also invest generally in foreign securities. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars; however, the Fund will limit its investments in any
non-U.S. dollar denominated securities to 65% of its assets.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions, and asset-backed securities. The public bank loans may be rated investment grade or below investment grade.

Principal Risks
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). Investments in TBAs may give rise to a form leverage and may cause the
Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

• CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through securities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

• SMBS. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid.
POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the
Fund could lose all or substantially all of its investment.

• High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800)
869-NEWS.

Annual Total Returns-Calendar Years

Best Quarter (ended September 30, 2009): 9.46%
Worst Quarter (ended December 31, 2008): -8.76%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Morgan Stanley Flexible Income Trust	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	5.89%	5.53%	5.51%
Lipper Multi-Sector Income Funds Index	Lipper Multi-Sector Income Funds Index (reflects no deduction for taxes)	[2]	11.62%	6.91%	7.14%
Morgan Stanley Flexible Income Trust - A	Class A: Return Before Taxes		5.24%	3.67%	4.62%
Morgan Stanley Flexible Income Trust - B	Class B: Return Before Taxes		4.41%	3.66%	4.54%	[3]
Morgan Stanley Flexible Income Trust - B After Taxes on Distributions	Class B: Returns After Taxes on Distributions	[4]	2.45%	1.30%	2.15%	[3]
Morgan Stanley Flexible Income Trust - B After Taxes on Distributions and Sales	Class B: Returns After Taxes on Distributions and Sale of Fund Shares		2.81%	1.70%	2.42%	[3]
Morgan Stanley Flexible Income Trust - C	Class C: Return Before Taxes		8.25%	3.94%	4.42%
Morgan Stanley Flexible Income Trust - I	Class I: Return Before Taxes		10.52%	4.92%	5.35%
[1]	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to 10 years. It is not possible to invest directly in an index.
[2]	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. There are currently 30 funds represented in this Index.
[3]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY FLEXIBLE INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000882381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Morgan Stanley Flexible Income Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Morgan Stanley Flexible Income Trust seeks a high level of
current income as its primary investment objective.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
As a secondary objective,
the Fund seeks to maximize total return but only to the extent consistent with its primary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class
Arrangements" section beginning on page 28 of this Prospectus and in the
"Purchase, Redemption and Pricing of Shares" section beginning on page 56 of the
Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Fund's "Investment Adviser," Morgan
Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs")
and stripped mortgage-backed securities ("SMBS"). Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO.
SMBS are derivative multi-class mortgage securities. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class).

The Fund's investments in high yield securities, commonly known as "junk bonds,"
not including emerging market securities as set forth below, may not exceed 65%
of its net assets. The securities in this group may include "Rule 144A"
securities, which are subject to resale restrictions. The Fund does not have any minimum quality rating standard for this group of investments. Thus, the Fund may invest in fixed-income securities that may already be in default on payment of interest or principal.

The Fund may invest up to 65% of its net assets in debt securities of companies, foreign governments or supranational organizations or any of their instrumentalities located in emerging market or developing countries. These securities may be rated below investment grade and may be considered high yield securities. The Fund may also invest generally in foreign securities. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars; however, the Fund will limit its investments in any
non-U.S. dollar denominated securities to 65% of its assets.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions, and asset-backed securities. The public bank loans may be rated investment grade or below investment grade.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). Investments in TBAs may give rise to a form leverage and may cause the
Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

• CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through securities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

• SMBS. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid.
POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the
Fund could lose all or substantially all of its investment.

• High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800)
869-NEWS.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (ended September 30, 2009): 9.46%
Worst Quarter (ended December 31, 2008): -8.76%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Advisory fee	rr_ManagementFeesOverAssets	0.32%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	565
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,076
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	565
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	861
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.32%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,215
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,215
Annual Return 2001	rr_AnnualReturn2001	(5.80%)
Annual Return 2002	rr_AnnualReturn2002	9.81%
Annual Return 2003	rr_AnnualReturn2003	11.75%
Annual Return 2004	rr_AnnualReturn2004	7.03%
Annual Return 2005	rr_AnnualReturn2005	2.63%
Annual Return 2006	rr_AnnualReturn2006	6.84%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(20.77%)
Annual Return 2009	rr_AnnualReturn2009	26.46%
Annual Return 2010	rr_AnnualReturn2010	9.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%	[4]
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%	[4]
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%	[4]
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.32%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Morgan Stanley Flexible Income Trust | Morgan Stanley Flexible Income Trust - I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Advisory fee	rr_ManagementFeesOverAssets	0.32%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Morgan Stanley Flexible Income Trust | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Morgan Stanley Flexible Income Trust | Lipper Multi-Sector Income Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Multi-Sector Income Funds Index (reflects no deduction for taxes)	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.14%

[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase.
[4]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[5]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[6]	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to 10 years. It is not possible to invest directly in an index.
[7]	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. There are currently 30 funds represented in this Index.